Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020:

	US$			US$ equivalent (RMB)			US$ Equivalent (Others)			Total in US$
	Overseas	PRC		Overseas	PRC		Overseas	PRC
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2019	44,865,166	103,214	-	997,219	2,177,509	61,456	894,277	-	-	49,098,841
December 31, 2020	39,092,003	258,019	-	667,662	3,778,978	5,511	1,482,135	-	-	45,284,308